Financial Risk Management Activities - Credit Risk Exposure (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 138,000,000	$ 130,000,000	$ 92,000,000
Other investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	58,000,000	79,000,000	61,000,000
Financial assets	138,000,000	130,000,000	92,000,000
Other investments | Release on impairment of available-for-sale financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,000,000	0	0
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	33,000,000	46,000,000	42,000,000
Trade and other receivables | Past due
Disclosure of detailed information about financial instruments [line items]
Financial assets	20,000,000	9,000,000	7,000,000
Other receivables | Release on impairment of available-for-sale financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0	6,000,000
Cash restricted for use (note 21)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	65,000,000	55,000,000	60,000,000
Cash and cash equivalents (note 22)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	205,000,000	215,000,000	484,000,000
Total financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 361,000,000	$ 395,000,000	$ 647,000,000